United States
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2018
Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 73.1%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Alibaba Holding Group	3.125% due 11/28/2021	$350,000	$350,210	3.4%
Ford Motor Credit	3.157% due 08/04/2020	250,000	249,273	2.5%
International Game Technology	7.500% due 06/15/2019	250,000	262,932	2.6%
Snap-On	6.700% due 03/01/2019	350,000	364,640	3.6%

			1,227,055	12.1%

Consumer Staples

McCormick & Co.	2.700% due 08/15/2022	500,000	489,565	4.8%

			489,565	4.8%

Financials

AvalonBay Communities	6.100% due 03/15/2020	340,000	361,341	3.6%
Berkshire Hathaway Finance	2.000% due 08/15/2018	300,000	299,906	2.9%
Camden Property Trust	4.625% due 06/15/2021	275,000	287,233	2.8%
Jefferies Group	8.500% due 07/15/2019	265,000	284,173	2.8%
Paccar Financial	2.050% due 11/13/2020	350,000	343,642	3.4%

			1,576,295	15.5%

Health Care

Abbott Laboratories	4.125% due 05/27/2020	375,000	385,134	3.8%
AbbVie	2.500% due 05/14/2020	250,000	247,763	2.4%
Astrazeneca	2.375% due 01/16/2020	155,000	152,910	1.5%
Celgene Corp	2.250% due 08/15/2021	300,000	291,180	2.9%
Gilead Sciences	2.550% due 09/01/2020	400,000	397,298	3.9%
Teva Pharmaceutical	3.650% due 11/10/2021	350,000	335,203	3.3%

			1,809,488	17.8%

Industrials

Emerson Electric	4.875% due 10/15/2019	310,000	320,850	3.2%
Union Pacific	7.875% due 01/15/2019	127,000	132,760	1.3%

			453,610	4.5%

Materials

BHP Billiton Fin United States	6.500% due 04/01/2019	315,000	328,558	3.2%

			328,558	3.2%

Technology

Adobe Systems	4.750% due 02/01/2020	379,000	393,878	3.9%
Juniper Networks Inc	4.600% due 03/15/2021	375,000	387,579	3.8%
Oracle	5.750% due 04/15/2018	250,000	250,958	2.5%
Xilinx	2.125% due 03/15/2019	200,000	199,151	2.0%

			1,231,566	12.2%

Utilities

LaClede Gas	2.000% due 08/15/2018	300,000	299,400	3.0%

			299,400	3.0%

Total Corporate Bonds			$7,415,537	73.1%

Government Bonds – 21.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

US Treasury Note	2.250% due 07/31/2018	$300,000	$300,504	2.9%
US Treasury Note	2.750% due 02/15/2019	200,000	201,211	2.0%
US Treasury Note	3.625% due 02/15/2021	900,000	930,656	9.2%
US Treasury Note	2.500% due 08/15/2023	500,000	495,000	4.9%
US Treasury Note	2.000% due 09/30/2020	300,000	297,199	2.9%

			2,224,570	21.9%

Total Investments	(Cost = $9,816,665)		9,640,107	95.0%
Other Assets (net of liabilities)			502,106	5.0%
Total Net Assets			$10,142,213	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 59.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

VF	6.000% due 10/15/2033	200,000	239,443	2.6%

			239,443	2.6%

Consumer Staples

Unilever Capital	5.900% due 11/15/2032	200,000	248,671	2.7%

			248,671	2.7%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	126,062	1.3%
Canadian Natural Resources	6.450% due 06/30/2033	225,000	269,346	2.9%
Statoil ASA (Norsk Hydro Yankee)	7.150% due 01/15/2029	224,000	294,404	3.1%

			689,812	7.3%

Financials

Affiliated Managers Group	3.500% due 08/01/2025	250,000	244,949	2.6%
Bank Of New York Mellon MTN	3.300% due 08/23/2029	250,000	237,825	2.5%
Cincinnati Financial	6.920% due 05/15/2028	250,000	310,685	3.3%
UBS AG Stamford CT	7.750% due 09/01/2026	200,000	245,878	2.6%

			1,039,337	11.0%

Health Care

Becton Dickinson	6.700% due 08/01/2028	240,000	278,314	3.0%
Johnson & Johnson	4.950% due 05/15/2033	226,000	262,214	2.8%
Merck & Co. (Schering)	6.500% due 12/01/2033	215,000	279,355	3.0%
Pharmacia	6.500% due 12/01/2018	100,000	103,108	1.1%
Teva Pharmaceutical	3.650% due 11/10/2021	250,000	239,431	2.5%

			1,162,422	12.4%

Industrials

Boeing	6.125% due 02/15/2033	215,000	274,953	2.9%
Deere & Co.	8.100% due 05/15/2030	95,000	132,743	1.4%

			407,696	4.3%

Materials

Air Products & Chemicals	8.750% due 04/15/2021	50,000	57,707	0.6%

			57,707	0.6%

Technology

Apple	4.500% due 02/23/2036	350,000	381,518	4.0%
Intel Corp	4.000% due 12/15/2032	360,000	375,824	4.0%
Microsoft Corp	4.200% due 11/03/2035	350,000	373,374	4.0%

			1,130,716	12.0%

Utilities

Entergy Louisiana	5.400% due 11/01/2024	200,000	221,471	2.4%
Florida Power & Light	5.950% due 10/01/2033	100,000	123,818	1.3%
Puget Sound Energy	7.020% due 12/01/2027	237,000	292,248	3.1%

			637,537	6.8%

Total Corporate Bonds			$5,613,341	59.7%

Government Bonds – 14.0%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	175,000	210,843	2.2%

			210,843	2.2%

United States Treasury Bonds

United States Treasury Bond	5.250% due 02/15/2029	170,000	207,500	2.2%
United States Treasury Bond	6.125% due 08/15/2029	225,000	295,603	3.1%
United States Treasury Bond	6.250% due 05/15/2030	75,000	100,649	1.1%
United States Treasury Bond	5.375% due 02/15/2031	400,000	505,937	5.4%

			1,109,689	11.8%

Total Government Bonds			$1,320,532	14.0%

Municipal Bonds – 19.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.250% due 08/01/2020	250,000	261,755	2.8%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	213,290	2.3%
Dupage Co. IL SCD #502	5.500% due 01/01/2026	150,000	152,733	1.6%
Idaho Hsg & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	186,988	2.0%
Milan Co. MI Area Schools	6.450% due 05/01/2024	150,000	155,943	1.7%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	214,202	2.3%
Springville UT GO BAB	5.300% due 05/01/2031	240,000	244,891	2.6%

			1,429,802	15.3%

Revenue

Johnson Co. KS Bldg Ls/Pr. Rev.BAB	4.600% due 09/01/2026	250,000	257,590	2.7%
Oklahoma City Fin Auth Ed Lease Rev	6.600% due 09/01/2022	160,000	178,355	1.9%

			435,945	4.6%

Total Municipal Bonds			1,865,747	19.9%

Total Investments	(Cost = $8,725,076)		8,799,620	93.6%
Other Assets (net of liabilities)			604,499	6.4%
Total Net Assets			$9,404,119	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 60.7%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Alphabet, Class A²	167	$130,853	$184,355	United States	1.6%

		130,853	184,355		1.6%

Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	2,300	125,359	171,511	United States	1.4%

Home & Office Product Wholsalers
Fastenal	2,000	96,023	109,440	United States	0.9%

Home Products Stores
Lowe's	850	39,262	76,152	United States	0.7%

Specialty Apparel Stores
Ross Stores	1,990	130,074	155,399	United States	1.3%

		390,718	512,502		4.3%

Consumer Staples

Agricultural Producers
Ingredion	600	74,054	78,384	United States	0.7%

Beverages
PepsiCo	300	21,018	32,919	United States	0.3%

Household Products
Procter & Gamble	650	41,180	51,038	United States	0.4%
Unilever ADR	1,000	31,505	51,600	United Kingdom	0.4%
		72,685	102,638		0.8%

Packaged Food
Nestle ADR	1,500	108,875	119,295	Switzerland	1.0%

		276,632	333,236		2.8%

Energy

Exploration & Production
CNOOC ADR	640	80,876	91,200	China	0.8%
ConocoPhillips	2,240	114,403	121,654	United States	1.0%
		195,279	212,854		1.8%

Integrated Oils
Statoil ADR	6,500	113,335	147,095	Norway	1.2%
Total ADR	2,332	125,487	132,201	France	1.1%
		238,822	279,296		2.3%

		434,101	492,150		4.1%

Financials

Banks
PNC Financial Services Group	1,590	115,896	250,679	United States	2.1%
Toronto-Dominion Bank	3,715	150,875	215,359	Canada	1.8%
		266,771	466,038		3.9%

Consumer Finance
Ally Financial	6,600	134,777	184,140	United States	1.5%

Diversified Banks
Citigroup	1,400	105,606	105,686	United States	0.9%
JP Morgan Chase	1,750	153,563	202,125	United States	1.7%
Mitsubishi UFJ Financial ADR	21,450	137,152	152,509	Japan	1.3%
		396,321	460,320		3.9%

Life Insurance
MetLife	2,300	123,706	106,237	United States	0.9%
Prudential Financial	1,000	114,997	106,320	United States	0.9%
		238,703	212,557		1.8%

P&C Insurance
American International Group	2,000	119,048	114,680	United States	1.0%
Chubb	1,130	151,600	160,370	Switzerland	1.3%
		270,648	275,050		2.3%

		1,307,220	1,598,105		13.4%

Health Care

Biotech
Amgen	970	155,052	178,257	United States	1.5%
Celgene²	1,200	126,528	104,544	United States	0.9%
		281,580	282,801		2.4%

Large Pharma
Johnson & Johnson	1,200	91,914	155,856	United States	1.3%
Novo Nordisk ADR	2,000	18,098	102,960	Denmark	0.9%
Pfizer	3,980	126,577	144,514	United States	1.2%
		236,589	403,330		3.4%

Life Science Equipment
Abbott Laboratories	2,700	97,630	162,891	United States	1.4%

		615,799	849,022		7.2%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	51,734	151,110	United States	1.3%

Factory Automation Equipment
Sensata Technologies Holding²	3,300	138,635	174,438	United States	1.5%

Flow Control Equipment
Parker Hannifin	850	81,846	151,699	United States	1.3%

Rail Freight
Canadian National Railway	1,600	40,237	123,792	Canada	1.0%

		312,452	601,039		5.1%

Materials

Basic & Diversified Chemicals
Praxair	1,000	79,815	149,750	United States	1.3%

Containers & Packaging
3M	975	83,159	229,622	United States	1.9%

Non Wood Building Materials
Carlisle	1,200	127,355	123,492	United States	1.0%

Specialty Chemicals
PPG Industries	1,100	119,643	123,684	United States	1.0%
RPM International	3,000	90,470	149,310	United States	1.3%
		210,113	272,994		2.3%

		500,442	775,858		6.5%

Technology

Application Software
SAP ADR	1,500	125,571	156,750	Germany	1.3%
Tencent Holdings ADR	2,100	67,036	115,269	China	1.0%
		192,607	272,019		2.3%

Communications Equipment
Apple	1,000	94,574	178,120	United States	1.5%

Computer Hardware & Storage
HP	8,000	118,990	187,120	United States	1.6%

Infrastructure Software
CA	5,100	160,585	179,010	United States	1.5%
Oracle	2,000	74,000	101,340	United States	0.8%
		234,585	280,350		2.3%

Semiconductor Devices
Infineon Technologies ADR	5,275	99,909	143,533	United States	1.2%
Intel	3,100	109,565	152,799	United States	1.3%
NXP Semiconductors²	900	89,118	112,194	Netherlands	0.9%
Qualcomm	1,750	102,908	113,750	United States	1.0%
Xilinx	1,700	68,620	121,125	United States	1.0%
		470,120	643,401		5.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,500	37,159	151,725	Taiwan	1.3%

		1,148,035	1,712,735		14.4%

Utilities

Integrated Utilities
NextEra Energy	1,000	72,153	152,150	United States	1.3%

		72,153	152,150		1.3%

Total Common Stocks		$5,188,405	$7,211,152		60.7%

Corporate Bonds – 21.2%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	5.000% due 03/30/2020	$100,000	$103,860	0.9%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	188,077	1.6%
Vodafone	4.625% due 07/15/2018	200,000	201,713	1.7%

			493,650	4.2%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	145,875	1.2%
Stanford University	4.013% due 05/01/2042	100,000	105,089	0.9%
Walmart	1.950% due 12/15/2018	100,000	99,683	0.8%

			350,647	2.9%

Financials

General Electric Capital	5.350% due 04/15/2022	101,000	107,208	0.9%
HSBC Holdings	4.250% due 03/14/2024	150,000	151,895	1.3%
Jefferies Group	5.125% due 04/13/2018	200,000	200,635	1.7%
PartnerRe Finance B	5.500% due 06/01/2020	100,000	104,465	0.8%

			564,203	4.7%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	98,789	0.8%
Celgene Corp	2.875% due 08/15/2020	140,000	139,637	1.2%
Gilead Sciences	3.700% due 04/01/2024	250,000	253,741	2.1%

			492,167	4.1%

Industrials

Legrand France Yankee	8.500% due 02/15/2025	170,000	214,611	1.8%

			214,611	1.8%

Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	102,675	0.9%

			102,675	0.9%

Technology

Cisco Systems	2.900% due 03/04/2021	100,000	100,199	0.9%
Qualcomm	3.250% due 05/20/2027	220,000	205,718	1.7%

			305,917	2.6%

Total Corporate Bonds			$2,523,870	21.2%

Government Bonds – 9.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	1.500% due 06/15/2020	$150,000	$147,217	1.2%
United States Treasury Note	2.125% due 08/31/2020	204,000	202,797	1.7%
United States Treasury Note	2.000% due 11/30/2022	250,000	242,871	2.0%
United States Treasury Note	1.625% due 04/30/2023	106,000	100,638	0.9%
United States Treasury Note	2.750% due 11/15/2023	350,000	350,629	2.9%
United States Treasury Note	2.000% due 05/31/2024	80,000	76,490	0.7%

Total Government Bonds			1,120,642	9.4%

Municipal Bonds – 4.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

City of Phoenix AZ	5.269% due 07/01/2034	$100,000	$114,256	1.0%
Lake Washington SD 414, WA BAB	4.906% due 12/01/2027	100,000	105,457	0.9%
Skagit SD#1	4.613% due 12/01/2022	100,000	104,745	0.9%

			324,458	2.8%

Revenue

New York City Housing Dev Corp	2.650% due 05/01/2021	100,000	99,397	0.8%
Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	116,424	1.0%

			215,821	1.8%

Total Municipal Bonds			$540,279	4.6%

Total Investments	(Cost = $9,453,851)		11,395,943	95.9%
Other Assets			490,162	4.1%
Total Net Assets			$11,886,104	100.0%
¹ Country of domicile ² Non-income producing ADR: American Depository Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 43.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
Orange ADR	10,000	$170,100	France	1.9%
SK Telecom ADR	6,200	150,970	South Korea	1.6%

		321,070		3.5%

Consumer Discretionary

Apparel, Footwear & Acc Design
VF	3,000	223,710	United States	2.4%

		223,710		2.4%

Energy

Exploration & Production
CNOOC ADR	1,700	242,250	China	2.6%
Goodrich Petroleum²	138	1,432	United States	0.0%³
		243,682		2.6%

Integrated Oils
Royal Dutch Shell ADR, Class A	3,800	240,426	Netherlands	2.6%
Statoil ADR	12,000	271,560	Norway	2.9%
Total ADR	3,800	215,422	France	2.4%
		727,408		7.9%

Oil & Gas Services & Equip
National Oilwell Varco	4,200	147,378	United States	1.6%

		1,118,468		12.1%

Financials

Banks
Skandinaviska Enskilda Banken, Class A	13,000	152,607	Sweden	1.6%

Diversified Banks
Itau Unibanco Holding ADR, Class A	22,000	342,540	Brazil	3.7%

		495,147		5.3%

Health Care

Large Pharma
GlaxoSmithKline ADR	3,100	112,561	United Kingdom	1.2%
Novartis ADR	1,900	158,365	Switzerland	1.7%

		270,926		2.9%

Industrials

Infrastructure Construction
CCR	30,000	117,250	Brazil	1.3%
Hopewell Highway Infrastructure	325,000	195,902	Hong Kong	2.1%

		313,152		3.4%

Materials

Agricultural Chemicals
Nutrien	3,200	157,600	Canada	1.7%

Base Metals
South32 ADR	19,000	243,580	Australia	2.6%

Steel Raw Material Suppliers
BHP Billiton ADR	6,000	279,000	Australia	3.0%

		680,180		7.3%

Technology

Computer Hardware & Storage
HP	10,000	233,900	United States	2.5%

Semiconductor Devices
Microchip Technology	4,000	355,720	United States	3.9%

		589,620		6.4%

Total Common Stocks		$4,012,273		43.3%

Corporate Bonds – 31.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Puget Sound Energy (3 month LIBOR plus 2.53%)[4]	6.974% due 06/01/2067	$200,000	$198,000	United States	2.1%
T-Mobile	6.500% due 01/15/2026	250,000	268,125	United States	2.9%

			466,125		5.0%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	145,875	United States	1.6%
GAP	5.950% due 04/12/2021	100,000	106,029	United States	1.1%
Rent-A-Center	6.625% due 11/15/2020	200,000	184,000	United States	2.0%

			435,904		4.7%

Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	196,578	Mexico	2.1%

			196,578		2.1%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	48,737	Brazil	0.5%
Petrobras International Finance	6.750% due 01/27/2041	80,000	77,280	Brazil	0.9%

			126,017		1.4%

Financials

Canadian Imperial Bank	3.420% due 01/26/2026	CAD 250,000	197,793	Canada	2.1%
Jefferies Group	5.125% due 01/20/2023	250,000	265,658	United States	2.9%
Lincoln National	6.050% due 04/20/2067	250,000	236,250	United States	2.5%
Royal Bank of Scotland	6.125% due 12/15/2022	200,000	213,264	United Kingdom	2.3%

			912,965		9.8%

Industrials

Burlington Northern Santa Fe	5.050% due 03/01/2041	200,000	226,328	United States	2.4%

			226,328		2.4%

Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	163,125	United States	1.8%
Anglogold Ashanti Holdings	5.375% due 04/15/2020	100,000	103,401	South Africa	1.1%

			266,526		2.9%

Technology

Hewlett Packard	4.650% due 12/09/2021	100,000	104,600	United States	1.2%
Nokia	5.375% due 05/15/2019	165,750	169,527	Finland	1.8%

			274,127		3.0%

Total Corporate Bonds			$2,904,570		31.3%

Government Bonds - 15.8%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$156,125	Colombia	1.7%
Federal Republic of Brazil	8.500% due 01/05/2024	BRL 750,000	227,479	Brazil	2.5%
Mexico Bonos Desarrollo	6.500% due 06/10/2021	MXN 85,000	437,034	Mexico	4.7%

			820,638		8.9%

United States Treasury Bond

Unitied States Treasury Bond	6.125% due 11/15/2027	500,000	637,656	United States	6.9%

			637,656		6.9%

Total Government Bonds			$1,458,294		15.8%

Municipal Bonds – 2.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Revenue

Colony TX NFM Sales Tax Revenue	7.000% due 10/01/2027	$100,000	$103,510	United States	1.1%
Colony TX NFM Sales Tax Revenue	7.250% due 10/01/2033	50,000	51,815	United States	0.6%
Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	54,955	United States	0.6%
Puerto Rico Aqueduct & Sewer Rev	5.000% due 07/01/2019	85,000	60,881	Puerto Rico	0.6%

			$271,161		2.9%

Warrants – 0.0%		Number of Shares	Market Value	Country¹	Percentage of Assets

Energy

Exploration & Production
Goodrich Petroleum Warrants²		1,179	$-	United States	0.0%

			-		0.0%

Total Investments	(Cost = $7,909,935)		$8,646,298		93.3%
Other assets (net of liabilities)			622,098		6.7%
Total Net Assets			$9,268,396		100.0%
¹ Country of domicile
² Non-income producing
³ Less than 0.05%
[4] Variable rate security. The interest rate represents the rate in effect at February 28, 2018 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depository Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 97.4%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Based Services
Booking Holdings¹	400	$813,616	2.1%

Internet Media
Alphabet, Class A¹	1,998	2,205,632	5.7%
Facebook, Class A¹	7,537	1,343,998	3.4%
		3,549,630	9.1%

		4,363,246	11.2%

Consumer Discretionary

Airlines
Alaska Air	7,422	478,719	1.2%

Apparel, Footwear & Accessory Design
Nike, Class B	16,144	1,082,132	2.8%
VF	6,500	484,705	1.2%
		1,566,837	4.0%

E-Commerce Discretionary
Amazon.com¹	1,529	2,312,536	5.9%

Home Improvement
Stanley Black & Decker	9,284	1,477,920	3.8%

Home Products Stores
Home Depot	6,264	1,141,739	2.9%
Lowe's	4,700	421,073	1.1%
		1,562,812	4.0%

Other Commercial Services
Ecolab	6,243	814,399	2.1%

Restaurants
Starbucks	14,674	837,886	2.2%

Specialty Apparel Stores
Ross Stores	11,600	905,844	2.3%
TJX Companies	5,539	457,965	1.2%
		1,363,809	3.5%

Toys & Games
Hasbro	3,500	334,495	0.9%

		10,749,413	27.6%

Consumer Staples

Food & Drug Stores
CVS Health	10,000	677,300	1.7%

Mass Merchants
Costco Wholesale	4,883	932,165	2.4%

		1,609,465	4.1%

Financials

Consumer Finance
Ally Financial	34,000	948,600	2.4%
FLEETCOR Technologies¹	4,361	871,895	2.3%
Mastercard, Class A	8,914	1,566,724	4.0%
		3,387,219	8.7%

Diversified Banks
JP Morgan Chase	12,916	1,491,798	3.8%

		4,879,017	12.5%

Health Care

Biotech
Amgen	4,002	735,447	1.9%
Celgene¹	9,000	784,080	2.0%
		1,519,527	3.9%

Large Pharma
Bristol-Myers Squibb	10,000	662,000	1.7%

Life Science Equipment
Abbott Laboratories	20,799	1,254,804	3.2%

Medical Devices
Edwards Lifesciences¹	5,700	761,919	2.0%
Stryker	3,000	486,480	1.2%
		1,248,399	3.2%

		4,684,730	12.0%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	5,000	755,550	1.9%

Electrical Components
TE Connectivity	4,000	412,360	1.1%

Factory Automation Equipment
Sensata Technologies Holding¹	7,000	370,020	1.0%

		1,537,930	4.0%

Materials

Specialty Chemicals
DowDuPont	8,000	562,400	1.5%
RPM International	21,400	1,065,078	2.7%

		1,627,478	4.2%

Technology

Application Software
Adobe Systems¹	11,000	2,300,430	5.9%

Communications Equipment
Apple	14,320	2,550,678	6.5%
Juniper Networks	13,000	333,580	0.9%
		2,884,258	7.4%

Infrastructure Software
Microsoft	18,920	1,774,128	4.6%
Oracle	15,050	762,584	1.9%
		2,536,712	6.5%

Semiconductor Devices
Qualcomm	12,000	780,000	2.0%

		8,501,400	21.8%

Total investments	(Cost = $21,857,422)	37,952,679	97.4%
Other assets (net of liabilities)		995,423	2.6%
Total net assets		$38,948,102	100.0%
¹ Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 94.7%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
BCE	50,000	$2,181,500	Canada	3.3%
SK Telecom ADR	22,000	535,700	South Korea	0.8%
Telus	50,000	1,805,000	Canada	2.8%

		4,522,200		6.9%

Consumer Discretionary

Airlines
Copa Holdings, Class A	30,000	4,079,100	Panama	6.2%

Automobiles
Toyota Motor ADS	10,000	1,346,000	Japan	2.1%

E-Commerce Discretionary
MercadoLibre	10,000	3,879,700	Argentina	5.9%

Lodging
Belmond, Class A²	222,800	2,573,340	Bermuda	3.9%

Specialty Apparel Stores
Industria de Diseno Textil, S.A.	30,000	908,021	Spain	1.4%

		12,786,161		19.5%

Consumer Staples

Beverages
Fomento Economico Mex ADR	30,000	2,769,000	Mexico	4.2%

Household Products
Unilever ADR	50,000	2,580,000	United Kingdom	4.0%

		5,349,000		8.2%

Energy

Integrated Oils
Total ADR	45,435	2,575,710	France	3.9%

		2,575,710		3.9%

Financials

Banks
Australia & New Zealand Banking ADR	80,000	1,793,600	Australia	2.7%
Toronto-Dominion Bank	50,000	2,898,500	Canada	4.4%
		4,692,100		7.1%

Diversified Banks
Mitsubishi UFJ Financial ADR	200,000	1,422,000	Japan	2.2%

		6,114,100		9.3%

Health Care

Health Care Supply Chain
Sinopharm Group – H	250,000	1,095,419	China	1.7%

Large Pharma
Novartis ADR	33,000	2,750,550	Switzerland	4.2%
Novo Nordisk ADR	50,000	2,574,000	Denmark	3.9%
		5,324,550		8.1%

Medical Equipment
Koninklijke Philips ADR	21,905	833,704	Netherlands	1.3%

Specialty Pharma
Shire ADR	10,000	1,280,000	United Kingdom	1.9%

		8,533,673		13.0%

Materials

Agricultural Chemicals
Nutrien	15,600	768,300	Canada	1.2%

Basic & Diversified Chemicals
BASF ADR	160,000	4,204,800	Germany	6.4%

		4,973,100		7.6%

Technology

Application Software
Dassault Systemes ADR	34,153	4,426,229	France	6.7%
NICE Systems ADR	40,000	3,863,600	Israel	5.9%
		8,289,829		12.6%

Information Services
Wolters Kluwer	100,000	5,063,923	Netherlands	7.7%

Semiconductor Mfg
ASML Holding NY	20,000	3,907,800	Netherlands	6.0%

		17,261,552		26.3%

Total Investments	(Cost = $31,351,510)	$62,115,496		94.7%
Other Assets (net of liabilities)		3,466,155		5.3%
Total Net Assets		$65,581,651		100.0%
¹ Country of domicile ² Non-income producing ADR: American Depository Receipt ADS: American Depository Share

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 95.6%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Entertainment Content
Naspers ADR	2,600	143,390	South Africa	2.7%
Walt Disney Company	500	51,580	United States	1.0%
		194,970		3.7%

Internet Media
Alphabet, Class A²	122	134,678	United States	2.5%

Telecom Carriers
China Mobile	6,000	55,883	Hong Kong	1.0%
Telekomunikasi Indonesia ADR	2,000	58,060	Indonesia	1.1%
		113,943		2.1%

		443,591		8.3%

Consumer Discretionary

Airlines
Latam Airlines Group SA	3,600	58,536	Chile	1.1%

Apparel, Footwear & Accessory Design
Nike, Class B	1,558	104,433	United States	1.9%
Samsonite International	24,900	108,096	Luxembourg	2.0%
		212,529		3.9%

Auto Parts
Valeo	1,400	90,509	France	1.7%

Automobiles
Toyota Motor ADR	1,000	134,600	Japan	2.5%

Home Products Stores
Home Depot	850	154,930	United States	2.9%

Other Commercial Services
Ecolab	723	94,315	United States	1.8%

Restaurants
Starbucks	1,713	97,812	United States	1.8%

Specialty Apparel Stores
TJX Companies	1,500	124,020	United States	2.3%

Toys & Games
Hasbro	600	57,342	United States	1.1%

		1,024,593		19.1%

Consumer Staples

Food & Drug Stores
Clicks Group Limited ADR	1,500	42,675	South Africa	0.8%

Household Products
Church & Dwight	2,400	118,056	United States	2.2%
Kimberly-Clark de Mexico, Class A	53,000	96,324	Mexico	1.8%
L'Oreal ADR	2,200	94,798	United States	1.8%
Unilever	2,700	141,210	Netherlands	2.6%
		450,388		8.4%

Packaged Food
Nestle ADR	1,000	79,530	Switzerland	1.5%

		572,593		10.7%

Energy

Renewable Energy Equipment
Siemens Gamesa Renewable Energy	3,500	55,369	Spain	1.1%
Vestas Wind Systems	900	65,029	Denmark	1.2%

		120,398		2.3%

Financials

Banks
Toronto-Dominion Bank	2,800	162,316	Canada	3.0%

Consumer Finance
Mastercard, Class A	824	144,826	United States	2.7%

Islamic Banking
BIMB Holdings	100,000	106,936	Malaysia	2.0%

Life Insurance
AIA Group	11,600	96,271	Hong Kong	1.8%

P&C Insurance
Chubb	700	99,344	Switzerland	1.9%

		609,693		11.4%

Health Care

Health Care Facilities
Ramsay Health Care	2,308	114,626	Australia	2.1%

Large Pharma
Novo Nordisk ADR	1,569	80,772	Denmark	1.5%

Medical Equipment
Koninklijke Philips ADR	3,588	136,559	Netherlands	2.6%

		331,957		6.2%

Industrials

Electrical Components
Murata Manufacturing	1,000	139,271	Japan	2.6%
TE Connectivity	351	36,184	Switzerland	0.7%
		175,455		3.3%

Electrical Power Equipment
Siemens ADR	1,000	65,980	Germany	1.2%

Rubber & Plastic
Hartalega Holdings BHD	40,000	118,885	Malaysia	2.2%

		360,320		6.7%

Materials

Containers & Packaging
3M	700	164,857	United States	3.1%

Precious Metal Mining
Randgold Resources ADR	500	40,510	South Africa	0.7%

Specialty Chemicals
Johnson Matthey	2,000	86,019	United Kingdom	1.6%
Koninklijke DSM	600	61,950	Netherlands	1.2%
		147,969		2.8%

		353,336		6.6%

Technology

Application Software
Adobe Systems²	1,000	209,130	United States	3.9%
Dassault Systemes ADR	1,506	195,178	France	3.7%
		404,308		7.6%

Communications Equipment
Apple	1,000	178,120	United States	3.3%

Information Services
Wolters Kluwer	1,000	50,639	Netherlands	1.0%

Infrastructure Software
Microsoft	1,438	134,841	United States	2.5%

IT Services
Accenture, Class A	900	144,909	Ireland	2.7%

Semiconductor Devices
NXP Semiconductors²	1,300	162,058	Netherlands	3.0%
STMicroelectronics	3,800	86,640	Switzerland	1.6%
		248,698		4.6%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,250	140,887	Taiwan	2.6%

		1,302,402		24.3%

Total investments	(Cost = $4,103,644)	5,118,883		95.6%
Other assets		237,292		4.4%
Total net assets		$5,356,175		100.0%
¹ Country of domicile ² Non-income producing ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Asset-Backed Securities – 0.4%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of assets

Asset-Backed Securities

CRART 2014-3 C	3.61% due 06/17/2021	$100,000	$99,764	United States	0.4%

			99,764		0.4%

Total Asset-Backed Securities			99,764		0.4%

Corporate Bonds – 90.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of assets

Communications

America Movil²	6.00% due 06/09/2019	MXN 15,000,000	$768,459	Mexico	3.0%
Puget Sound Energy (3 month LIBOR plus 2.53%)³	6.974% due 06/01/2067	1,100,000	1,089,000	United States	4.2%
Telecom Italia	7.175% due 06/18/2019	300,000	315,141	Luxembourg	1.2%
Telus	3.200% due 04/05/2021	CAD 1,500,000	1,188,474	Canada	4.6%
Vodafone Group	4.375% due 03/16/2021	250,000	259,560	United Kingdom	1.0%

			3,620,634		14.0%

Consumer Discretionary

Aramark Services	5.125% due 01/15/2024	600,000	612,000	United States	2.4%
Barry Callebaut[4]	5.50% due 06/15/2023	500,000	538,940	Belgium	2.1%
BMW Finance	2.75% due 04/25/2019	NOK 2,000,000	257,892	Netherlands	1.0%
BMW US Capital	2.75% due 12/02/2019	AUD 200,000	156,149	Germany	0.6%
Danone[4]	2.077% due 11/02/2021	500,000	482,369	France	1.9%
Starbucks	2.45% due 06/15/2026	500,000	465,580	United States	1.8%
Toyota Motor Credit	2.75% due 02/05/2028	150,000	144,911	Japan	0.5%
Toyota Motor Credit	3.00% due 03/20/2030	500,000	488,332	Japan	1.9%

			3,146,173		12.2%

Consumer Staples

BRF²	3.95% due 05/22/2023	500,000	474,850	Brazil	1.8%
BRF²	4.75% due 05/22/2024	200,000	194,940	Brazil	0.8%
Nestle Holdings	2.75% due 04/15/2020	NOK 3,000,000	391,761	Switzerland	1.5%

			1,061,551		4.1%

Energy

NextEra Energy Capital (3 month LIBOR plus 2.125%)³	6.65% due 06/15/2067	1,225,000	1,189,059	United States	4.6%

			1,189,059		4.6%

Financials

BanColombia	5.95% due 06/03/2021	500,000	535,625	Colombia	2.1%
Canadian Imperial Bank	3.42% due 01/26/2026	CAD 900,000	712,054	Canada	2.7%
Chubb (3 month LIBOR plus 2.25%)³	6.375% due 04/15/2037	1,100,000	1,100,000	Switzerland	4.3%
Emirates²	6.00% due 10/08/2019	NZD 750,000	559,895	United Arab Emirates	2.2%
First Abu Dhabi Bank²	3.00% due 03/30/2022	1,000,000	977,828	United Arab Emirates	3.8%
Hanmi Financial[5]	5.45% due 03/30/2027	1,000,000	1,028,750	United States	4.0%
Hartford Financial Services Group (3 month LIBOR plus 2.125%)[3,4]	3.164% due 02/12/2047	1,200,000	1,173,000	United States	4.5%
Homestreet	6.50% due 06/01/2026	500,000	520,319	United States	2.0%
Iron Mountain	5.75% due 08/15/2024	1,000,000	995,000	United States	3.9%
Lincoln National Corp	6.05% due 04/20/2067	1,300,000	1,228,500	United States	4.8%
Townebank Portsmouth VA6	4.50% due 07/30/2027	600,000	606,461	United States	2.3%

			9,437,432		36.6%

Health Care

Koninklijke Philips	3.75% due 03/15/2022	350,000	355,919	Netherlands	1.4%
Sanofi	4.00% due 03/29/2021	350,000	361,363	France	1.4%

			717,282		2.8%

Industrials

Ingersoll-Rand	2.625% due 05/01/2020	300,000	297,974	Luxembourg	1.2%

			297,974		1.2%

Materials

Koninklijke DSM²	1.00% due 04/09/2025	EUR 1,000,000	1,230,549	Netherlands	4.8%

			1,230,549		4.8%

Technology

Apple	3.60% due 06/10/2026	AUD 750,000	591,248	United States	2.3%
Apple²	2.65% due 06/10/2020	AUD 500,000	389,899	United States	1.5%
MSCI²	5.75% due 08/15/2025	450,000	472,500	United States	1.9%
MSCI[4]	5.75% due 08/15/2025	150,000	157,500	United States	0.6%
Nokia OYJ	3.375% due 06/12/2022	800,000	777,920	Finland	3.0%

			2,389,067		9.3%

Utilities

United Utilities	4.55% due 06/19/2018	59,000	59,330	United Kingdom	0.2%
United Utilities	5.375% due 02/01/2019	75,000	76,744	United Kingdom	0.3%

			136,074		0.5%

Total Corporate Bonds			23,225,795		90.1%

Government Bonds – 5.5%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of assets

Foreign Government Bonds

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 175,000	$899,775	Mexico	3.5%
New Zealand Government²	3.00% due 04/15/2020	NZD 700,000	516,388	New Zealand	2.0%

			1,416,163		5.5%

Total Government Bonds			1,416,163		5.5%

Total investments	(Cost = $24,822,956)		24,741,722		96.0%
Other assets (net of liabilities)			1,039,127		4.0%
Total net assets			$25,780,848		100.0%

¹ Country of risk

² Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2018, the aggregate value of these securities was $5,585,306 representing 21.7% of net assets.

³ Variable rate security. The interest rate represents the rate in effect at February 28, 2018 and resets periodically based on the parenthetically disclosed reference rate and spread.

[4] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2018, the net value of these securities was $2,351,809 representing 9.1% of net assets.

[5] Hanmi Financial is a fixed to float bond and the interest rate represents the rate in effect at February 28, 2018. The bond has a fixed rate until March of 2022 when the interest rate will update to the 3 month LIBOR plus 3.315% and will reset periodically.

[6] Townebank Portsmouth VA is a fixed to float bond and the interest rate represents the rate in effect at February 28, 2018. The bond has a fixed rate until July of 2022 when the interest rate will update to the 3-month LIBOR plus 2.55% and will reset periodically.

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds – 93.1%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Idaho Bond Bank Authority	4.00% due 09/15/2019	$90,000	$91,284	0.5%
Idaho Bond Bank Authority	4.00% due 09/15/2032	405,000	426,518	2.5%
Idaho Housing & Finance Rev	3.00% due 07/01/2036	475,000	467,234	2.8%

			985,036	5.8%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	373,734	2.2%
Ada & Canyon Cos ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	240,329	1.4%
Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	434,272	2.6%
Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	110,776	0.7%
Adams & Washington Cos ID JSD #432	4.00% due 08/15/2019	100,000	101,155	0.6%
Bingham Co ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	253,310	1.5%
Bingham Co ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	202,648	1.2%
Boise ID ISD	5.00% due 08/01/2030	600,000	708,666	4.2%
Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	224,968	1.3%
Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	281,442	1.7%
Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	37,331	0.2%
Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	291,204	1.7%
Bonneville Co ID SCD #91 Pre Refund	4.00% due 09/15/2026	15,000	16,295	0.1%
Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	242,849	1.4%
Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	435,812	2.6%
Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	295,052	1.8%
Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	172,846	1.0%
Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	292,939	1.7%
Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	301,467	1.8%
Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	159,898	1.0%
Jefferson & Madison SCD #251 Rigby	4.25% due 09/01/2024	100,000	100,000	0.6%
Kootenai Co ID SCD #271 CDA	4.00% due 09/15/2025	165,000	177,754	1.1%
Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	285,514	1.7%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	222,493	1.3%
Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	109,254	0.6%
Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	217,758	1.3%
Latah Nez Perce Clearwater JSD #283	4.50% due 08/15/2027	190,000	191,965	1.1%
Meridian Co. Id. SDC #321	5.00% due 09/15/2037	250,000	288,507	1.7%
Sun Valley ID G.O.	3.35% due 09/15/2037	500,000	496,455	2.9%
Twin Falls & Gooding Cos JSD #412 N	4.125% due 09/01/2023	50,000	54,011	0.3%
Twin Falls & Gooding Cos JSD #412 R	4.125% due 09/01/2023	50,000	53,852	0.3%
Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	184,860	1.1%
Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	325,815	1.9%
Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	220,256	1.3%
Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	108,108	0.6%
Twin Falls Co ID SCD #414 Kimberly	5.00% due 09/15/2031	670,000	783,994	4.6%
Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	224,937	1.3%

			9,222,526	54.4%

Medical/Hospitals

Idaho Health Rev St. Luke's	6.75% due 11/01/2037	200,000	206,178	1.2%
Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	299,082	1.8%

			505,260	3.0%

Municipal Leases

Nez Perce County ID COPS	4.50% due 02/01/2021	115,000	115,288	0.7%

			115,288	0.7%

Pollution Control

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,045	0.1%
Idaho Bond Bank Authority	4.125% due 09/15/2023	20,000	20,044	0.1%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	201,038	1.2%

			241,127	1.4%

Power Generation

Idaho Falls ID Electric Revenue	6.75% due 04/01/2019	5,000	5,020	0.0%¹

			5,020	0.0%¹

Real Estate

Boise City Urban Renewal Lease Rev	5.00% due 12/15/2032	300,000	335,694	2.0%
Idaho State Building Authority	5.00% due 09/01/2031	200,000	222,314	1.3%
Idaho State Building Authority	5.00% due 09/01/2032	400,000	444,264	2.6%
Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,071	0.6%

			1,092,343	6.5%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	142,980	0.9%
Boise State University ID Revenue	5.00% due 04/01/2032	560,000	642,421	3.8%
Idaho State University Rev	4.00% due 04/01/2027	170,000	183,508	1.1%
Idaho State University Rev	4.00% due 04/01/2030	245,000	259,034	1.5%
Idaho State University Rev	3.00% due 04/01/2031	250,000	242,600	1.4%
Idaho State University Rev	3.00% due 04/01/2032	160,000	154,101	0.9%
North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	303,570	1.8%
University of Idaho Revenue	5.00% due 04/01/2028	225,000	239,206	1.4%
University of Idaho Revenue	5.00% due 04/01/2032	455,000	498,116	2.9%

			2,665,536	15.7%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	210,208	1.3%
Idaho Housing & Finance Rev	4.60% due 07/15/2023	250,000	253,007	1.5%
Idaho Housing & Finance Rev	5.00% due 07/15/2027	50,000	52,342	0.3%

			515,557	3.1%

Water Supply

Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	164,342	0.9%
Payette Lakes Rec Wtr & Swr REV	4.00% due 08/01/2034	255,000	266,074	1.6%

			430,416	2.5%

Total investments	(Cost = $15,773,211)		15,778,109	93.1%
Other assets (net of liabilities)			1,169,681	6.9%
Total net assets			$16,947,790	100.0%
¹ Amount is less than 0.05%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Sextant Short-Term Bond
Corporate Bonds¹	$-	$7,415,537	$-	$7,415,537
Government Bonds¹	-	$2,224,570	-	$2,224,570
Total Assets	$-	$9,640,107	$-	$9,640,107

Sextant Bond Income
Corporate Bonds¹	$-	$5,613,341	$-	$5,613,341
Government Bonds¹	-	$1,320,532	-	$1,320,532
Municipal Bonds¹	-	$1,865,747	-	$1,865,747
Total Assets	$-	$8,799,620	$-	$8,799,620

Sextant Core
Common Stocks¹	$7,211,152	$-	$-	$7,211,152
Corporate Bonds¹	$-	$2,523,870	$-	$2,523,870
Government Bonds¹	$-	$1,120,642	$-	$1,120,642
Municipal Bonds¹	$-	$540,279	$-	$540,279
Total Assets	$7,211,152	$4,184,791	$-	$11,395,943

Sextant Global High Income
Common Stocks
Communications	$321,070	$-	$-	$321,070
Consumer Discretionary	223,710	-	-	223,710
Energy	1,118,468	-	-	1,118,468
Financials	342,540	152,607	-	495,147
Health Care	270,926	-	-	270,926
Industrials	-	313,152	-	313,152
Materials	680,180	-	-	680,180
Technology	589,620	-	-	589,620
Total Common Stocks	$3,546,514	$465,759	$-	$4,012,273
Corporate Bonds¹	$-	$2,904,570	$-	$2,904,570
Government Bonds¹	$-	$1,458,294	$-	$1,458,294
Municipal Bonds¹	$-	$271,161	$-	$271,161
Warrants	$-	$-	$-	$-
Total Assets	$3,546,514	$5,099,784	$-	$8,646,298

Sextant Growth
Common Stocks¹	$37,952,679	$-	$-	$37,952,679
Total Assets	$37,952,679	$-	$-	$37,952,679

Sextant International
Common Stocks
Communications	$4,522,200	$-	$-	$4,522,200
Consumer Discretionary	11,878,140	908,021	-	12,786,161
Consumer Staples	5,349,000	-	-	5,349,000
Energy	2,575,710	-	-	2,575,710
Financials	6,114,100	-	-	6,114,100
Health Care	7,438,254	1,095,419	-	8,533,673
Materials	4,973,100	-	-	4,973,100
Technology	12,197,629	5,063,923	-	17,261,552
Total Assets	$55,048,133	$7,067,363	$-	$62,115,496

Sustainable Equity
Common Stocks
Communications	$387,708	$55,883	$-	$443,591
Consumer Discretionary	825,988	198,605	-	1,024,593
Consumer Staples	476,269	96,324	-	572,593
Energy	-	120,398	-	120,398
Financials	406,486	203,207	-	609,693
Health Care	217,331	114,626	-	331,957
Industrials	102,164	258,156	-	360,320
Materials	205,367	147,969	-	353,336
Technology	1,251,763	50,639	-	1,302,402
Total Assets	$3,873,076	$1,245,807	$-	$5,118,883

Sustainable Bond
Asset Backed Securities¹	$-	$99,764	$-	$99,764
Corporate Bonds¹	$-	$23,225,795	$-	$23,225,795
Government Bonds¹	$-	$1,416,163	$-	$1,416,163
Total Assets	$-	$24,741,722	$-	$24,741,722

Idaho Tax-Exempt
Municipal Bonds¹	$-	$15,778,109	$-	$15,778,109
Total Assets	$-	$15,778,109	$-	$15,778,109

¹ See Schedule of Investments for industry breakout.

During the period ended February 28, 2018, no Fund had transfers between Level 1, Level 2, and Level 3.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 28, 2018, the Funds held positions in rights offerings as a result of the initial default distribution payment from the Goodrich Petroleum emergence from bankruptcy on October 12, 2016. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2018, by risk category are as follows:

Global High Income Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$-
Total		$-

Global High Income Fund
Derivatives not designated as hedging instruments	Unrealized Gain
Warrants	$-
Total	$-

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at February 28, 2018, were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$9,816,665	$8,725,076
Gross tax unrealized appreciation	224	201,061
Gross tax unrealized depreciation	(176,782)	(126,517)
Net tax unrealized appreciation (depreciation)	$(176,558)	$74,544

	Core	Global High Income
Cost of investments	$9,453,851	$7,909,935
Gross tax unrealized appreciation	2,104,044	1,075,962
Gross tax unrealized depreciation	(161,952)	(339,599)
Net tax unrealized appreciation (depreciation)	$1,942,092	$736,363

	Growth	International
Cost of investments	$21,857,422	$31,351,510
Gross tax unrealized appreciation	16,395,739	31,387,422
Gross tax unrealized depreciation	(300,482)	(623,436)
Net tax unrealized appreciation (depreciation)	$16,095,257	$30,763,986

	Sustainable Equity	Sustainable Bond
Cost of investments	$4,103,644	$24,822,956
Gross tax unrealized appreciation	1,088,493	289,727
Gross tax unrealized depreciation	(73,254)	(370,961)
Net tax unrealized appreciation (depreciation)	$1,015,239	$(81,234)

Idaho Tax-Exempt
Cost of investments		$15,773,211
Gross tax unrealized appreciation		166,803
Gross tax unrealized depreciation		(161,905)
Net tax unrealized appreciation (depreciation)		$4,898

Subsequent Events:

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: April 30, 2018

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: April 30, 2018

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